Portfolio of investments—April 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.29%
Communication services: 13.62%
Entertainment: 1.53%
Netflix, Inc.†	20,348	$11,204,423
Interactive media & services: 11.89%
Alphabet, Inc. Class A†	180,296	29,348,583
Alphabet, Inc. Class C†	96,493	15,886,607
Meta Platforms, Inc. Class A	97,095	41,767,356
		87,002,546
Media: 0.20%
Trade Desk, Inc. Class A†	18,000	1,491,300
Consumer discretionary: 16.83%
Broadline retail: 8.88%
Amazon.com, Inc.†	332,774	58,235,450
MercadoLibre, Inc.†	4,650	6,782,955
		65,018,405
Hotels, restaurants & leisure: 3.85%
Airbnb, Inc. Class A†	18,878	2,993,484
Booking Holdings, Inc.	3,883	13,404,233
Chipotle Mexican Grill, Inc.†	3,740	11,816,904
		28,214,621
Specialty retail: 3.69%
AutoZone, Inc.†	1,827	5,401,343
Home Depot, Inc.	7,217	2,412,066
O’Reilly Automotive, Inc.†	6,766	6,855,717
TJX Cos., Inc.	131,192	12,343,855
		27,012,981
Textiles, apparel & luxury goods: 0.41%
lululemon athletica, Inc.†	8,213	2,961,608
Consumer staples: 0.45%
Personal care products: 0.45%
Estee Lauder Cos., Inc. Class A	22,500	3,300,975
Financials: 7.03%
Capital markets: 1.84%
BlackRock, Inc.	5,339	4,029,023
Moody’s Corp.	4,532	1,678,335
S&P Global, Inc.	18,618	7,741,923
		13,449,281
Financial services: 5.19%
Block, Inc.†	57,665	4,209,545
See accompanying notes to portfolio of investments
Allspring Large Cap Growth Fund | 1

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Financial services(continued)
Mastercard, Inc. Class A	41,039	$18,516,797
Visa, Inc. Class A	56,877	15,277,731
		38,004,073
Health care: 8.57%
Biotechnology: 0.69%
Vertex Pharmaceuticals, Inc.†	12,773	5,017,362
Health care equipment & supplies: 2.74%
Boston Scientific Corp.†	100,340	7,211,436
DexCom, Inc.†	19,400	2,471,366
Intuitive Surgical, Inc.†	9,785	3,626,517
Stryker Corp.	20,021	6,737,066
		20,046,385
Health care technology: 1.57%
Veeva Systems, Inc. Class A†	58,017	11,519,856
Pharmaceuticals: 3.57%
Eli Lilly & Co.	25,201	19,684,501
Novo Nordisk AS ADR	50,085	6,426,406
		26,110,907
Industrials: 6.07%
Aerospace & defense: 0.83%
TransDigm Group, Inc.	4,869	6,076,658
Commercial services & supplies: 1.80%
Copart, Inc.†	242,890	13,191,356
Construction & engineering: 0.97%
Quanta Services, Inc.	27,488	7,107,297
Ground transportation: 1.75%
Uber Technologies, Inc.†	192,937	12,785,935
Machinery: 0.72%
Fortive Corp.	70,445	5,302,395
Information technology: 44.77%
Communications equipment: 1.38%
Arista Networks, Inc.†	39,310	10,085,374
IT services: 0.45%
MongoDB, Inc.†	9,100	3,323,138
Semiconductors & semiconductor equipment: 14.53%
Advanced Micro Devices, Inc.†	91,323	14,463,737
Broadcom, Inc.	4,572	5,944,834
Marvell Technology, Inc.	138,854	9,151,867
See accompanying notes to portfolio of investments
2 | Allspring Large Cap Growth Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment(continued)
Microchip Technology, Inc.	111,413	$10,247,768
NVIDIA Corp.	77,048	66,571,013
		106,379,219
Software: 21.43%
Adobe, Inc.†	14,173	6,559,690
Cadence Design Systems, Inc.†	18,522	5,105,219
Check Point Software Technologies Ltd.†	25,266	3,775,246
Crowdstrike Holdings, Inc. Class A†	39,206	11,469,323
Datadog, Inc. Class A†	16,500	2,070,750
Intuit, Inc.	14,013	8,766,813
Microsoft Corp.	200,462	78,045,870
Oracle Corp.	129,304	14,708,330
Palo Alto Networks, Inc.†	14,143	4,114,057
Salesforce, Inc.	26,191	7,043,808
ServiceNow, Inc.†	11,773	8,162,574
Workday, Inc. Class A†	28,770	7,040,882
		156,862,562
Technology hardware, storage & peripherals: 6.98%
Apple, Inc.	299,765	51,058,972
Materials: 1.95%
Chemicals: 1.59%
Linde PLC	26,479	11,676,180
Construction materials: 0.36%
Vulcan Materials Co.	10,100	2,602,063
Total common stocks (Cost $275,087,329)		726,805,872

		Yield
Short-term investments: 0.41%
Investment companies: 0.41%
Allspring Government Money Market Fund Select Class♠∞		5.23%	3,016,653	3,016,653
Total short-term investments (Cost $3,016,653)				3,016,653
Total investments in securities (Cost $278,103,982)	99.70%			729,822,525
Other assets and liabilities, net	0.30			2,189,290
Total net assets	100.00%			$732,011,815

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
See accompanying notes to portfolio of investments
Allspring Large Cap Growth Fund | 3

Portfolio of investments—April 30, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,449,356	$97,297,498	$(96,730,201)	$0	$0	$3,016,653	3,016,653	$220,929
See accompanying notes to portfolio of investments
4 | Allspring Large Cap Growth Fund

Notes to portfolio of investments—April 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Large Cap Growth Fund | 5

Notes to portfolio of investments—April 30, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$99,698,269	$0	$0	$99,698,269
Consumer discretionary	123,207,615	0	0	123,207,615
Consumer staples	3,300,975	0	0	3,300,975
Financials	51,453,354	0	0	51,453,354
Health care	62,694,510	0	0	62,694,510
Industrials	44,463,641	0	0	44,463,641
Information technology	327,709,265	0	0	327,709,265
Materials	14,278,243	0	0	14,278,243
Short-term investments
Investment companies	3,016,653	0	0	3,016,653
Total assets	$729,822,525	$0	$0	$729,822,525
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At April 30, 2024, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Large Cap Growth Fund